Income Taxes (Details) - Schedule of accounting for income taxes - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Deferred tax assets:
Net operating loss carry forwards		$ 107
Allowance for doubtful accounts	403,302	140,650
Total deferred tax assets	403,302	140,757
Valuation allowance
Total deferred tax assets, net	$ 403,302	$ 140,757